JOINT VENTURES AND ASSOCIATES	6 Months Ended
Dec. 31, 2022
JOINT VENTURES AND ASSOCIATES
JOINT VENTURES AND ASSOCIATES

13.   JOINT VENTURES AND ASSOCIATES

	12/31/2022	06/30/2022
Assets
Synertech Industrias S.A.	35,995,752	35,646,740
Indrasa Biotecnología S.A.	—	70,466
Alfalfa Technologies S.R.L.	52,881	74,827
Moolec Science Limited	—	2,759,059
Moolec Science S.A.	2,762,059	3,000
	38,810,692	38,554,092

On December 28, 2022, Bioceres has contributed all of its ownership in Moolec Sciente Limited to Moolec Science S.A. (“Moolec Science”) in exchange of 1,560,000 ordinary shares. Our total ownership in Moolec Science as of December 31, 2022 reached 1,860,000 ordinary shares.

	12/31/2022	06/30/2022
Liabilities
Trigall Genetics S.A.	122,059	717,948
	122,059	717,948

Share of profit or loss of joint ventures and associates:

	12/31/2022	12/31/2021
Trigall Genetics S.A.	595,889	662,077
Synertech Industrias S.A.	349,012	319,356
Moolec Science Limited	—	(114,709)
Indrasa Biotecnología S.A.	(62,613)	52,363
	882,288	919,087

Changes in joint ventures investments

	12/31/2022	12/31/2021
As of the beginning of the period	37,836,144	29,378,923
Revaluation of property, plant and equipment	—	(363,848)
Loss of participation Indrasa Biotecnología S.A.	(7,853)	—
Foreign currency translation	(21,946)	3,504,622
Share of profit or loss	882,288	919,087
As of the end of the period	38,688,633	33,438,784